CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	[1]	$ 6,023	$ 7,502	$ 1,639
Adjustments to reconcile net income to cash provided by operating activities
Pension settlement charges		3,113	0	5,894
Depreciation	[2]	2,168	2,109	2,407
Amortization of capitalized software and acquired intangible assets		2,499	2,287	2,395
Stock-based compensation		1,311	1,133	987
Deferred taxes		(2,330)	(1,114)	(2,726)
Net (gain)/loss on divestitures, asset sales and other		(652)	(170)	(363)
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)		(374)	725	(539)
Retirement related		265	(462)	331
Inventory		(166)	390	71
Other assets/other liabilities		1,601	1,466	126
Accounts payable		(13)	65	213
Net cash provided by operating activities		13,445	13,931	10,435
Cash flows from investing activities
Payments for property, plant and equipment		(1,048)	(1,245)	(1,346)
Proceeds from disposition of property, plant and equipment/other		557	321	111
Investment in software		(637)	(565)	(626)
Purchases of marketable securities and other investments		(7,762)	(11,143)	(5,930)
Proceeds from disposition of marketable securities and other investments		6,544	10,647	4,665
Acquisition of businesses, net of cash acquired		(3,289)	(5,082)	(2,348)
Divestiture of businesses, net of cash transferred		698	(4)	1,272
Net cash provided by/(used in) investing activities		(4,937)	(7,070)	(4,202)
Cash flows from financing activities
Proceeds from new debt		5,705	9,586	7,804
Payments to settle debt		(6,615)	(5,082)	(6,800)
Short-term borrowings/(repayments) less than 90 days—net		30	(7)	217
Common stock repurchases for tax withholdings		(651)	(402)	(407)
Proceeds from issuance of shares	[3]	745	414	279
Financing—other	[3]	(145)	(239)	(103)
Cash dividends paid		(6,147)	(6,040)	(5,948)
Net cash provided by/(used in) financing activities		(7,079)	(1,769)	(4,958)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(359)	9	(244)
Net change in cash, cash equivalents and restricted cash		1,071	5,101	1,032
Cash, cash equivalents and restricted cash at January 1		13,089	7,988	6,957
Cash, cash equivalents and restricted cash at December 31		14,160	13,089	7,988
Supplemental data
Income taxes paid—net of refunds received		1,723	1,564	1,865
Interest paid on debt		$ 1,978	$ 1,668	$ 1,401

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.
[2]	Includes operating lease right-of-use assets amortization expense of $0.9 billion in 2024, 2023 and 2022.
[3]	Prior-year amounts have been reclassified to conform to the change in 2024 presentation.